Summary of Significant Accounting Policies (Details Narrative) - Successor [Member]	12 Months Ended
Mar. 31, 2019 USD ($)
Intangible asset estimated useful lives	10 years
Operating lease, right-of-use assets	$ 243,375
Operating lease, liabilities	$ 244,501
Equipment [Member]
Estimated useful lives of assets	5 years